Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Statutory federal income tax rate	34.00%	34.00%
Permanent differences and other	(22.00%)
Change in valuation allowance	(12.00%)	(34.00%)
Income tax provision (benefit)	0.00%	0.00%